Derivative Instruments - Additional Information (Detail) (USD $)	9 Months Ended
Sep. 30, 2014 MMBTU
Derivative [Line Items]
Derivative instruments maximum hedging period	2 years
Aggregate notional amount of outstanding natural gas swap contracts	875,000
Derivative instrument contracts maturity date	Sep. 30, 2015
Net unrealized gain recognized in accumulated other comprehensive income (loss)	$ 100,000
Fair value of option recorded in other current assets	100,000
Derivatives, net asset position	100,000
Collateral posted with counterparties related to derivatives	0
Commodity Contract [Member]
Derivative [Line Items]
Gains recognized in other comprehensive income, before tax	100,000
Other current assets	100,000
Interest Rate Cap [Member]
Derivative [Line Items]
LIBOR rate	2.00%
Notional amount	205,400,000
Reduction in notional amount of interest rate cap	500,000
Percentage of notional amount outstanding	54.00%
Successor [Member]
Derivative [Line Items]
Net unrealized gain recognized in accumulated other comprehensive income (loss)	56,000
Loss due to changes in time value of option reflected in earnings	$ (200,000)